SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLIERS
Schedule of suppliers

	12/31/2020	12/31/2019
Current
Goods, Materials and Services	2,612,668	2,355,091
Energy Purchased for Resale	1,275,170	728,643
CCEE - Short-term energy	16,213	11,735
	3,904,051	3,095,469

Non-current
Goods, Materials and Services	16,556	18,143
	16,556	18,143
Total	3,920,607	3,113,612